Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income
Product Sales	$ 23,565	$ 21,049	$ 20,152
Collaboration Revenue	819	1,041	2,313
Total Revenue	24,384	22,090	22,465
Cost of sales	(4,921)	(4,936)	(4,318)
Gross Profit	19,463	17,154	18,147
Distribution costs	(339)	(331)	(310)
Research and development expense	(6,059)	(5,932)	(5,757)
Selling, general and administrative costs	(11,682)	(10,031)	(10,233)
Other operating income and expense	1,541	2,527	1,830
Operating profit	2,924	3,387	3,677
Finance income	172	138	113
Finance expense	(1,432)	(1,419)	(1,508)
Share of after-tax losses in associates and joint ventures	(116)	(113)	(55)
Profit before tax	1,548	1,993	2,227
Taxation	(321)	57	641
Profit for the period	1,227	2,050	2,868
Other comprehensive income:
Remeasurement of the defined benefit pension liability	(364)	(46)	(242)
Net losses on equity investments measured at fair-value through other comprehensive income	(28)	(171)
Fair-value movements related to own credit risk on bonds designated as fair value through profit or loss	(5)	8	(9)
Tax on items that will not be reclassified to profit or loss	21	56	16
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(376)	(153)	(235)
Foreign exchange arising on consolidation	40	(450)	536
Foreign exchange arising on designating borrowings in net investment hedges	(252)	(520)	505
Fair value movements on cash flow hedges	(101)	(37)	311
Fair value movements on cash flow hedges transferred to profit or loss	52	111	(315)
Fair value movements on derivatives designated in net investment hedges	(35)	8	48
Amortisation of loss on cash flow hedge		1	1
Costs of hedging	(47)	(54)
Net available for sale (losses)/gains taken to equity			(83)
Tax on items that may be reclassified subsequently to profit or loss	38	51	(33)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(235)	(906)	874
Other comprehensive income/(loss) for the period, net of tax	(611)	(1,059)	639
Total comprehensive income for the period	616	991	3,507
Owners of the Parent	1,335	2,155	3,001
Non-controlling interests	(108)	(105)	(133)
Total comprehensive income attributable to:
Owners of the Parent	723	1,097	3,640
Non-controlling interests	(107)	(106)	(133)
Total comprehensive income for the period	$ 616	$ 991	$ 3,507
Basic earnings loss per (in dollars per share)	$ 1.03	$ 1.70	$ 2.37
Diluted earnings loss per Share (in dollars per share)	$ 1.03	$ 1.70	$ 2.37
Weighted average number of Ordinary Shares in issue for basic earnings	1,301	1,267	1,266
Diluted weighted average number of Ordinary Shares in issue (millions)	1,301	1,267	1,267
Dividends declared and paid in the period	$ 3,579	$ 3,539	$ 3,543